Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

10         INTANGIBLE ASSETS

Intangible assets consist of the following:

	Amortization	June 30,	December 31,
	Period	2012	2011
	Years	¼ Unaudited ¼‰

Licensing agreements	10-20	$1,505,750	$1,495,300
Less: Accumulated amortization		(573,902)	(516,797)

		$931,848	$978,503

For the six months ended June 30, 2012 and 2011, amortization expense for intangible assets amounted to $53,548 and $51,675, respectively. For the three months ended June 30, 2012 and 2011, amortization expense for intangible assets amounted to $26,774 and $25,995, respectively. Estimated amortization expense for each of the next five years is estimated to be approximately $100,000.

8        INTANGIBLE ASSETS

Intangible assets consist of the following:

Amortization	As of December 31,
Period	2011	2010
	Years

Licensing agreements	10-20	$1,495,300	$1,441,150
Less: Accumulated amortization		(516,797)	(395,684)

		$978,503	$1,045,466

Licensing agreements consist of technology utilization rights for petrochemical production. For the years ended December 31, 2011 and 2010, amortization expense for intangible assets amounted to $104,598and $99,859, respectively. Amortization expense for each of the next five years is estimated to be approximately $100,000.